Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Event

Note 17 Subsequent Event

Save for that on January 11, 2024, the representative of the underwriters partially exercised the over-allotment option and on January 16, 2024 purchased 62,500 ordinary shares at the IPO price of US$5.00 per share, the Company evaluated all events and transactions that occurred after December 31, 2023, up through the date that these consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements.